Shareholder Report, Average Annual Return (Details) IT25_MML iShares 60-40 Allocation Fund_Class II_TSR Annual {Class II}	12 Months Ended	47 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II - without sales charge
Average Annual Return, Percent	14.66%	6.72%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	22.34%	10.78%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Fund Index
Average Annual Return, Percent	13.40%	6.34%